Property and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment
Property, Plant and Equipment, Gross	$ 790,692,000	$ 653,111,000
Less accumulated depreciation	(371,726,000)	(263,562,000)
Property, Plant and Equipment, Net	418,966,000	389,549,000
Depreciation	112,600,000	100,900,000	17,600,000
Communications and Fiber Optic Networks
Property, Plant and Equipment
Property, Plant and Equipment, Gross	461,750,000	360,551,000
Computer Equipment
Property, Plant and Equipment
Property, Plant and Equipment, Gross	184,701,000	172,191,000
Land and Building
Property, Plant and Equipment
Property, Plant and Equipment, Gross	42,860,000	42,869,000
Leasehold Improvements
Property, Plant and Equipment
Property, Plant and Equipment, Gross	36,582,000	34,848,000
Office and Other Equipment
Property, Plant and Equipment
Property, Plant and Equipment, Gross	17,444,000	13,127,000
Construction in Progress
Property, Plant and Equipment
Property, Plant and Equipment, Gross	$ 47,355,000	$ 29,525,000